Contingencies and restrictions	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liability [Abstract]
Disclosure of contingent liabilities [text block]
Note 21

Contingencies and restrictions

In accordance with note 18.1, the Company has only registered a provision for those lawsuits in which there is a probability that the judgments will be unfavorable to the Company, The Company is party to the following lawsuits and other relevant legal actions:

21.1	Lawsuits and other relevant events

(a)	Plaintiff	:	City of Pomona California, USA
	Defendants	:	SQM North America Corporation
	Date	:	December 2010
	Court	:	United States District Court Central District of California
	Reason	:
Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.

	Status	:
On May 17, 2018, district judge Gary Klausner sentenced in favor of SQM NA following the verdict of the jury, On February 6, 2020, the court of appeals of the 9th circuit of United States ordered a retrial before the District Court.

	Nominal value	:	~ ThUS$ 32,000

(b)	Plaintiff	:	City of Lindsay, California, USA
	Defendants	:	SQM NA and the Company (still not noticed)
	Date	:	December 2010
	Court	:	United States District Court Eastern District of California.
	Reason	:
Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.

	Status	:	Filing of the case, processing suspended .
	Nominal value	:	Not possible to determine.

(c)	Plaintiff	:	H&V Van Mele N.V.
	Defendants	:	NV Euroports, SQM Europe N.V. y and its insurance companies
	Date	:	July 2013
	Court	:	Commercial Court
	Reason	:	Alleged indirect responsibility for the absence of adequate specifications for the SOP–WS by the Belgian distributor
	Status	:	Sentencing against NV Euroports and subsidy SQM Europe N.V., for EUR 206,675.91, Appeal presented in November 2017
	Nominal value	:	~ ThUS$ 430

(d)	Plaintiff	:	Carlos Aravena Carrizo et al.
	Defendants	:	SQM Nitratos S.A. and its insurers
	Date	:	May 2014
	Court	:	18th Civil Court Santiago
	Reason	:	Lawsuit seeking compensation for damages for alleged civil liability under tort as a result of an explosion that occurred during 2010 near Baquedano, causing the death of 6 employees
	Status	:	On May 7, 2019 2019 The 18th Civil Court of Santiago rejected the lawsuit. The case is before the Santiago Court of Appeals, which will hear the plaintiffs' appeal
	Nominal value	:	~ ThUS$ 1,235

(e)	Plaintiff	:	SQM Salar S.A. and the Company
	Defendants	:	Seguros Generales Suramericana S.A. (formerly - RSA Seguros Chile S.A.)
	Date	:	August 29, 2016.
	Court	:	Arbitration award in accordance with the arbitration rules established by the CAM
	Reason	:	Complaint for forced compliance and collection of indemnification for insurance claim of February 7 and 8, 2013
	Status	:	Evidence stage
	Nominal value	:	~ ThUS$ 20,658

(f)	Plaintiff	:	Tyne and Wear Pension Fund represented by the Council of the Borough of South Tyneside acting as Lead Plaintiff
	Defendants	:	The Company
	Date	:	January 2016
	Court	:	United States District Court – Southern District of New York
	Reason	:	Alleged damage to ADS holders of the Company resulting from alleged noncompliance with the securities regulations in the United States by the Company
	Status	:	Initial stage of disclosure of background information
	Nominal value	:	Not determined

(g)	Plaintiff	:	Ernesto Saldaña González et al
	Defendants	:	SQM Salar S.A., SQM Industrial S.A. and their insurance companies
	Date	:	May 2016
	Court	:	13 th Civil Court of Santiago
	Reason	:	Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from the accident that occurred in July 2014 in the María Elena location
	Status	:	On March 6, 2019, the ruling in first instance was passed, dismissing the claim. The case is currently before the Santiago Court of Appeals, which will hear the plaintiffs' appeal.
	Nominal value	:	~ ThUS$ 515

(h)	Plaintiff	:	Transportes Buen Destino S.A.
	Defendants	:	SQM Salar.
	Date	:	January 24, 2018
	Court	:	Arbitration award in accordance with the arbitration rules established by the CAM
	Reason	:	Discrepancies generated in the implementation of the following contracts entered into between TBD and SQM Salar: (i) lithium brine transportation; and (ii) salt transportation
	Status	:	Pending evidentiary stage.
	Nominal value	:	~ ThUS$ 3,019

(i)	Plaintiff	:	Atacameña de Peine Indigenous Community, Atacameña de Camar Indigenous Community and the Consejo de Pueblos Atacameños.
	Defendants	:	SMA. SQM Salar has intervened as an independent third party.
	Date	:	January 30, 2019
	Court	:	1st Environmental Court
	Reason	:	Declare the SMA's decision illegal, which approved the PdC submitted by SQM Salar.
	Status	:
On December 26, 2019, the First Environmental Court of Antofagasta partially accepted the claim presented by the indigenous communities, rendering null and void the SMA resolution that approved the PdC and suspended the sanctions process against SQM Salar. On January 16, 2020, motions for cassation on grounds of form and substance, filed by the Company, were declared admissible and these will be addressed and resolved by the Supreme Court.

	Nominal value	:	Not determined

(j)	Plaintiff	:	Quillagua Aymara Indigenous Community and Quechua de Huatacondo Indigenous Community
	Defendants	:	SMA
	Date	:	March 22, 2019
	Court	:	First Environmental Court of Santiago
	Reason	:	Declare the SMA's decision illegal, which approved the PdC submitted by the Company
	Status	:	Pending the case hearing
	Nominal value	:	Not determined

(k)	Plaintiff	:	Congresspersons Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruslay Rojas Valderrama et al.
	Defendants	:	CORFO. The entity has intervened as an independent third party
	Date	:	September 6,2018
	Court	:	Special Magistrate, Mr. Alejandro Madrid Crohare
	Reason	:	To render null and void the contract for the Salar de Atacama Project signed between CORFO and SQM Salar.
	Status	:	Discussion stage
	Nominal value	:	Not determined

(l)	Plaintiff	:	Danilo Andrés Araya Rojas et al.
	Defendants	:	FPC Ingeniería y Construcción SpA, SQM S.A. and its insurers
	Date	:	May, 2019
	Court	:	19° Civil Court of Santiago
	Reason	:
Claim seeking compensation for damages, for extracontractual liability resulting from the traffic accident occurring on March 5, 2018 on Route 5, kilometer 1713, near Pozo Almonte, involving an overturned pick-up truck owned by FPC resulting in the death of its two occupants, both employees of FPC, one of which was father of the four claimants. At the time the accident occurred, the employees were heading towards their homes on the SQM site in Nueva Victoria (traffic accident). The four children of one of the deceased employees are the claimants in this case, compensation for moral damages

	Status	:	Discussion stage
	Nominal value	:	~ ThUS$ 1,194.

(m)	Plaintiff	:	Servicios Logísticos Integrales Inversol SpA
	Defendants	:	SQM Salar
	Date	:	June 24, 2019.
	Court	:	Arbitration in accordance with the rules established by CAM
	Reason	:	Controversies originating in the implementation of the salt transportation contract
	Status	:	Discussion stage
	Nominal value	:	~ ThUS$ 7,029

(n)	Plaintiff	:	Fennix Industrial SpA
	Defendants	:	SQM Salar
	Date	:	April 17, 2019.
	Court	:	First Civil Court of Concepción.
	Reason	:	Disputes arising from the execution of civil works and electromechanical assembly contracts.
	Status	:	Pending ruling on motion to dismiss based on lack of jurisdiction.
	Nominal value	:	~ TH US$ 770

(o)	Plaintiff	Fennix Industrial SpA
	Defendants	SQM Salar and other
	Date	May 8, 2019.
	Court	Criminal Court of San Pedro de la Paz
	Reason	Alleged misappropriation of funds - controversies originating from contract execution for civil works and electromechanical assembly
	Status	Research stage.
	Nominal value	~ TH US$ 436

(p)	Plaintiff	Arrigoni Ingeniería y construcción S.A.
	Defendants	SQM Salar
	Date	November 21, 2019
	Court	Arbitration award in accordance with the arbitration rules established by the CAM
	Reason	Request to declare the end of Works Contract No. SC 9500002949, named “Expansion of Lithium Carbonate Plant Phase II” dated April 2, 2018
	Status	Discussion stage
	Nominal value	TH US$ 13,054

The Company and its subsidiaries have been involved and will probably continue to be involved either as plaintiffs or defendants in certain judicial proceedings that have been and will be heard by the arbitration or ordinary courts of justice that will make the final decision. Those proceedings that are regulated by the appropriate legal regulations are intended to exercise or oppose certain actions or exceptions related to certain mining claims either granted or to be granted and that do not or will not affect in an essential manner the development of the Company and its subsidiaries.

Soquimich Comercial S.A. has been involved and will probably continue being involved either as plaintiff or defendant in certain judicial proceedings through which it intends to collect and receive the amounts owed, the total nominal value of which is approximately US$ 1.2 million.

The Company and its subsidiaries have made efforts and continues making efforts to obtain payment of certain amounts that are still owed to the Company due to its activities
.
 Such amounts will continue to be required using judicial or non-judicial means by the plaintiffs, and the actions and exercise related to these are currently in full force and effect.

The Company and its subsidiaries have received no legal notice on lawsuits other than those indicated above, which exceed US$ 0.2 million.

21.2

Restrictions to management or financial limits

Contracts that subscribed the issuance of bonds in the local and international market require the Company to comply with the following level of consolidated financial indicators, calculated for the last 12-month period:

Maintain a borrowing ratio less than 1.44 for the Series H bond and Series O bond.

Furthermore, both bonds establish that if the borrowing ratio (as this term is defined in the respective issuance contracts) exceeds 1.2, (provided that this does not exceed than 1.44 times), the bondholders can voluntarily and individually choose to redeem these bonds early at par value. The indebtedness ratio as of December 31, 2019 reached a proportion of 1.19.

As of December 31, 2019, the above-mentioned financial indicator has the following values:

Indicator	As of December 31, 2019	As of December 31, 2018
Leverage	1.19	1.00

Bond issue agreements issued abroad require the Company to neither merge nor dispose of the whole or a substantial part of its assets, unless all the following conditions are met: (i) the legal successor company is an entity subject to either Chilean or United States law, and assumes SQM S.A.’s obligations under a complimentary contract, (ii) the Issuer does not fail to comply immediately after the merger or disposal, and (iii) the Issuer delivers a legal opinion stating that the merger or disposal and the complimentary contract meet the requirements described in the original contract.

In addition, SQM S.A. is committed to disclosing financial information on quarterly basis.

The Company and its subsidiaries have complied and are fully complying with all the aforementioned limitations, restrictions and obligations
.

21.3

Environmental contingencies

On June 6, 2016, the “SMA” filed charges against the Company with respect to the Pampa Hermosa project for possible noncompliance with RCA 890/2010.

This relates to charges related to certain variables of the follow-up plan and the implementation of a mitigation measure included in the respective environmental impact assessment. The Company has presented for the approval of SMA a compliance program detailing the actions and commitments it will carry out to address the SMA's objections.

On June 29, 2017, the SMA rejected the compliance program presented by the Company, On July 10, 2017, the Company presented its rebuttals to the charges made by the SMA, On August 21, 2018, the Second Environmental Court  accepted the Company’s claim, ordering the SMA to take the procedure back to the stage prior to their resolution rejecting the compliance program presented by the Company.

The SMA approved SQM’s proposed compliance program in its resolution dated January 26, 2019, and this program is currently being executed. On March 22, 2019, the indigenous communities of Quillagua and Huatacondo filed a complaint against the resolution that approved the compliance program before the First Environmental Court of Antofagasta (R-21-2019). This process was suspended on May 16, 2019.

The SMA issued a resolution dated November 28, 2016, rectified by a resolution dated December 23, 2016, which filed charges against SQM Salar for brine extraction in excess of authorized amounts, progressive impairment of the vitality of carob trees, providing incomplete information, amending variables, and other charges.

SQM Salar S.A. presented a compliance program that was accepted by the SMA. On December 26, 2019, the Environmental Court of Antofagasta rendered null and void the SMA ruling that approved the program and the SMA and SQM Salar presented motions for cassation against this verdict. These were accepted for processing and submitted to the Supreme Court and are currently pending final ruling. Although the ruling approving the compliance program has been rendered null and void, SQM Salar continues to comply with the measures it agreed to under this program. Once the Supreme Court resolves these issues, approval of the compliance program may be confirmed, a new program may be presented that considers other measures in agreement with the SMA or the sanctions process may be reinstated. This latter event may consider the application of fines up to US$9 million, temporary or permanent closure of facilities and in extreme circumstances, revocation of the respective environmental permit.

21.4

Tax Contingencies

On August 26, 2016, SQM Salar filed a tax claim before the Third Tax and Customs Court of the Metropolitan Region against settlements 169, 170, 171 and 172, which extend the application of specific mining tax to lithium exploitation. The disputed amount is approximately US$17.8 million. On November 28, 2018, the Third Tax and Customs Court rejected the claim, and the case was transferred to the Santiago Court of Appeals, following an appeal filed by SQM Salar.

On March 24, 2017, SQM Salar filed with the Third Tax and Customs Court of the Metropolitan Region a tax claim against tax assessment No. 207 of 2016 and ruling No. 156 of 2016, both issued by the Chilean IRS, which seek to expand application of the specific tax on mining activities to include lithium exploitation for tax years 2015 and 2016. The amount involved is approximately US$14.4 million. On November 28, 2018, the Third Tax and Customs Court accepted SQM Salar’s claim for US$ 7.0 million corresponding to the overcharge made by the SII and rejected the remainder of the claim, The case is in the Santiago Court of Appeals, based on the appeal filed by SQM Salar.

These amounts are classified as current taxes receivable and non-current taxes receivable as of December 31, 2019 and 2018.

The amount in dispute is US$ 32.2 million, and approximately US$ 25.2 million of this sum is the potential specific mining tax associated with lithium, whereas US$7.0 million is an excess charge by the SII regarding this latter value, the internal revenue service (SII) has acknowledged the excessive charge of US$5.8 million, and a request has been made on October 17, 2019 for it to be returned
,
The difference of US$ 1.2 million for the lower first category tax rate plus interests and fines will be reinstated at the end of the trial
.

The SII has not settled differences with respect to specific mining taxes for 2016, 2017, 2018 and 2019. the current business year. As of the date of these financial statements, the Company has not made provisions for these potential differences.

If the Chilean IRS uses criteria similar to that used in previous years, it may issue an assessment in the future for the 2016, 2017, 2018  y 2019 financial years, It is reasonable to expect that should these assessments for the period 2016 through the fourth quarter of 2019 be issued, the value would be approximately US$ 69 million (without considering potential interest and fines).

The Company continues to undertake all legal efforts to actively and decidedly defend its interests
.

21.5

Co
ntingencies regarding the Changes to the Contracts with Corfo
:

On September 6, 2018, representatives Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya and Camila Ruslay Rojas Valderrama and the Poder Ciudadano political party filed an annulment suit against Corfo, which requested that the Contract for the Salar de Atacama Project between Corfo and the Companies be annulled. The Companies have taken part of the process as interested third parties.

In the event that the annulment claim is approved for the Salar de Atacama Project Contract, SQM Salar may be prevented from exploit the mining claims in the Salar de Atacama that it has leased from Corfo.
21.6

Contingencies related to the Class Action lawsuit

Since October 2015, a consolidated class action lawsuit has been pending against the Company before the District Court for the Southern District of New York of the United States. The consolidated lawsuit alleges that certain statements made by the Company between June 30, 2010, and June 18, 2015, mainly in documents filed with the SEC and in Company press releases, were materially false and this constitutes a violation of Section 10 (b) of the Securities Exchange Act and of the correlative Standard 10b-5. Specifically, the consolidated lawsuit challenges certain statements issued by the Company associated with its compliance with or implementation of the laws and regulations that regulate it, the effectiveness of its internal controls, the adoption of a code of ethics consistent with SEC requirements, of its income or revenue and taxes paid, and of the applicable accounting standards. The primary plaintiff seeks compensation for the class in a yet undetermined amount for economic losses occurring as a result of the questioned statements. On January 10, 2018, the primary plaintiff filed a motion to certify a class composed of all people or entities who purchased ADSs in the Company between June 30, 2010, and March 18, 2015, and this motion is still pending with the court.

Although the Company expects to actively and decisively defend its position, the outcome of this litigation cannot be predicted.

21.7

Restricted or pledged cash

The subsidiary Isapre Norte Grande Ltda., in compliance with the provisions established by the Chilean Superintendence of Healthcare, which regulates the running of pension-related health institutions, maintains a guarantee in financial instruments delivered in deposits, custody and administration to Banco de Chile.

This guarantee, according to the regulations issued by the Chilean Superintendence of Healthcare is equivalent to the total amount owed to its members and medical providers, Banco de Chile reports the present value of the guarantee to the Chilean Superintendence of Healthcare and Isapre Norte Grande Ltda on a daily basis. As of
December 31
, 2019, the guarantee amounts to ThUS$ 551.

21.8

Securities obtained from third parties

The main security received (exceeding ThUS$ 100) from third parties to guarantee Soquimich Comercial S.A. their compliance with obligations in contracts of commercial mandates for the distribution and sale of fertilizers amounted to
ThUS$ 9,611 and ThUS$ 9,423 on December 31, 2019 and December 31, 2018 respectively; which is detailed as follows:

Grantor	Relationship	As of December 31, 2019	As of December 31, 2019
		ThUS$	ThUS$
Ferosor Agrícola S.A.	Unrelated Third party	5,372	3,598
Tattersall Agroinsumos S.A.	Unrelated Third party	2,000	2,000
Contador Frutos S.A.	Unrelated Third party	-	1,587
Covepa SPA	Unrelated Third party	671	720
Johannes Epple Davanzo	Unrelated Third party	300	321
Hortofrutícola La Serena	Unrelated Third party	282	294
Com. Serv Johannes Epple Davanz	Unrelated Third party	269	-
Juan Luis Gaete Chesta	Unrelated Third party	182	195
Arena Fertilizantes y Semillas	Unrelated Third party	201	216
Vicente Oyarce Castro	Unrelated Third party	213	222
Soc. Agrocom. Julio Polanco	Unrelated Third party	-	144
Bernardo Guzmán Schmidt	Unrelated Third party	121	126
Total		9,611	9,423

21.9

Indirect guarantees

Guarantees without pending balance indirectly reflect that the respective guarantees are in force and approved by the Company’s Board of Directors and have not been used by the respective subsidiary.

	Debtor			Outstanding balances as of the closing date of the financial statements
Creditor of the guarantee	Name	Relationship	Type of guarantee	As of December 31, 2019	As of December 31, 2018
				ThUS$	ThUS$
Australian and New Zealand Bank	SQM North America Corp	Subsidiary	Guarantee	-	-
Australian and New Zealand Bank	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Generale Bank	SQM North America Corp	Subsidiary	Guarantee	-	-
Generale Bank	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Kredietbank	SQM North America Corp	Subsidiary	Guarantee	-	-
Kredietbank	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM North America Corp	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	Nitratos Naturais do Chile Ltda.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM México S.A. de C.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM Brasil Ltda.	Subsidiary	Guarantee	-	-
“BNP’’	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Sociedad Nacional de Minería A.G.	SQM Potasio S.A.	Subsidiary	Guarantee	-	-
Scotiabank & Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
Scotiabank & Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
Bank of America	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
Export Development Canada	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
JP Morgan Chase Bank	SQM Industrial S.A.	Subsidiary	Guarantee	-	-
The Bank of Nova Scotia	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Morgan Stanley Capital Services	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
HSBC	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Deutsche Bank AG	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Credit Suisse International	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-